     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 7, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 6, 2003
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster       St. Francis, Wisconsin        December 5, 2003
------------------------   ---------------------------    -------------------
     (Signature)                  (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:     $32,007
                                             -----------------
                                                 (thousands)

List of Other Included Managers:            None

------------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F
                                                         INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         Column1:           Column2:   Column3:    Column4:           Column5:             Column6:    Column7:       Column8:
                                                             ------------------------------
          Name of           Title of     CUSIP                 Shares or   Shares/   Put/  Investment    Other    Voting Authority
                                                                                                                --------------------
          Issuer              Class      Number      Value     Principal  Prn. Amt.  Call  Discretion  Managers   Sole  Shared  None
                                                   (X$1000)      Amount
------------------------------------------------------------------------------------------------------------------------------------
AT & T Corp                  Common    001957109      $   785     50,000      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
AT & T Canada Inc            Common    00207Q202      $ 2,706    100,500      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
American Water Works Co Inc  Common    030411102      $ 2,267     51,760      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Brooks Automation Inc        Common    11434A100      $ 1,345     29,600      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Davita Inc                   Common    23918K108      $   648     25,600      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs. Corp           Common    370442832      $   568     34,500      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co           Common    428236103      $ 1,866    104,000      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp                   Common    540424108      $ 4,382     74,800      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group Inc   Common    81413P204      $16,428    645,000      SH              Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Davita Inc                   Debt      89151AAC1      $ 1,013      1,000      PRN             Sole                  X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                     Page 1